Interest expense - Cash and Payment-In-Kind Interest (Details) - USD ($)			6 Months Ended		12 Months Ended
	Nov. 01, 2018	Jul. 02, 2018	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017	Jul. 15, 2019	Apr. 10, 2019
Debt Instrument [Line Items]
Cash and payment-in-kind interest on debt facilities			$ (237,000,000)	$ (37,000,000)	$ (440,000,000)	$ (286,000,000)
Total debt principal			7,086,000,000		6,759,000,000
Secured Debt | Secured credit facilities and unsecured bonds
Debt Instrument [Line Items]
Cash and payment-in-kind interest on debt facilities			(162,000,000)	(116,000,000)	(327,000,000)	(320,000,000)
Less: adequate protection payments			0	104,000,000	0	81,000,000
Total debt principal			5,662,000,000		5,662,000,000
Secured Debt | Senior secured notes
Debt Instrument [Line Items]
Cash and payment-in-kind interest on debt facilities	$ (5,000,000)		(50,000,000)	$ 0	(66,000,000)	0
Debt, face amount		$ 880,000,000
Stated interest rate, cash portion (as a percent)		4.00%		4.00%
Stated interest rate, paid-in-kind portion (as a percent)		8.00%		8.00%
Total debt principal			769,000,000		476,000,000			$ 476,000,000
Face amount representing accrued interest compounded							$ 18,000,000
Secured Debt | Credit facilities contained within variable interest entities
Debt Instrument [Line Items]
Cash and payment-in-kind interest on debt facilities			$ (25,000,000)	$ (25,000,000)	(47,000,000)	$ (47,000,000)
Total debt principal					$ 621,000,000
LIBOR | Secured Debt | Secured credit facilities and unsecured bonds
Debt Instrument [Line Items]
Increase in basis spread on variable interest rate		1.00%